UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2018

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments

Schedule of Investments (Unaudited) June 30, 2017

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 99.4%‡
CHINA — 99.4%
Consumer Discretionary — 10.9%
Alpha Group, Cl A	42,168	$105,117
Anhui Jianghuai Automobile Group, Cl A	22,700	35,325
Anhui Xinhua Media, Cl A	165,960	338,309
Anhui Zhongding Sealing Parts, Cl A (A)(B)	41,900	150,184
Beijing Gehua CATV Network, Cl A	18,900	40,591
Beiqi Foton Motor, Cl A	1,813,100	759,526
BYD, Cl A	16,553	121,959
China Film, Cl A	131,200	362,278
China Grand Automotive Services, Cl A	552,630	613,807
China International Travel Service, Cl A	121,600	540,604
China Media Group, Cl A	177,800	265,408
China Shipbuilding Industry Group Power, Cl A	12,200	45,511
China South Publishing & Media Group, Cl A	139,800	384,375
Chinese Universe Publishing and Media, Cl A	131,900	457,404
Chongqing Changan Automobile, Cl A	138,500	294,590
CITIC Guoan Information Industry, Cl A	52,100	76,772
Cultural Investment Holdings, Cl A *	19,500	64,890
FAW CAR, Cl A	609,600	914,467
Fuyao Glass Industry Group, Cl A	112,213	431,009
Gansu Gangtai Holding Group, Cl A	9,500	18,049
Global Top E-Commerce, Cl A	43,200	135,408
Gree Electric Appliances of Zhuhai, Cl A	190,000	1,153,817
Guangdong Advertising Group, Cl A	46,100	54,603
Guangzhou Automobile Group, Cl A	126,100	484,721
Hang Zhou Great Star Industrial, Cl A	65,000	149,377
Hangzhou Robam Appliances, Cl A	39,720	254,742
Hisense Electric, Cl A	23,600	52,808
Huayu Automotive Systems, Cl A	209,700	749,779
Hunan TV & Broadcast Intermediary, Cl A	26,100	43,503
Jiangsu Phoenix Publishing & Media, Cl A	348,200	501,281
Leo Group, Cl A	130,200	63,184
Liaoning Cheng Da, Cl A *	152,200	404,774
Midea Group, Cl A	318,652	2,022,978
Nanjing Xinjiekou Department Store, Cl A	89,600	487,682
NavInfo, Cl A	115,100	335,479
Ningbo Joyson Electronic, Cl A	73,200	346,484
Pang Da Automobile Trade, Cl A *	487,700	201,425
Qingdao Haier, Cl A	508,900	1,129,721
SAIC Motor, Cl A	461,100	2,111,830
Shandong Linglong Tyre, Cl A	15,200	50,289
Shanghai Jinjiang International Hotels Development, Cl A	32,900	131,512
Shanghai Oriental Pearl Media, Cl A	236,500	755,949

Schedule of Investments (Unaudited) June 30, 2017

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Shenzhen Overseas Chinese Town, Cl A	477,650	$708,778
Sichuan Changhong Electric, Cl A *	146,400	78,172
Suning Commerce Group, Cl A	624,400	1,036,138
Suofeiya Home Collection, Cl A	22,400	135,467
Wanda Film Holding, Cl A	43,600	327,796
Wanxiang Qianchao, Cl A	43,440	68,048
Weifu High-Technology Group, Cl A	98,400	375,922
Wuchan Zhongda Group, Cl A	386,415	415,513
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology, Cl A	115,600	436,004
Yihua Lifestyle Technology, Cl A	177,400	262,980
Zhejiang Century Huatong Group, Cl A	25,900	138,526
Zhejiang Daily Digital Culture Group, Cl A	184,100	524,642
Zhejiang Wanfeng Auto Wheel, Cl A	37,920	108,790
Zhejiang Yasha Decoration, Cl A	93,500	122,883
		22,381,180
Consumer Staples — 7.6%
Anhui Gujing Distillery, Cl A	8,200	61,625
Anhui Kouzi Distillery, Cl A	17,100	97,840
Beijing Dabeinong Technology Group, Cl A	305,000	282,978
Beijing Yanjing Brewery, Cl A	49,600	49,165
Bright Dairy & Food, Cl A	46,400	87,263
COFCO Tunhe Sugar, Cl A	115,900	161,383
Foshan Haitian Flavouring & Food, Cl A	114,465	688,529
Fujian Sunner Development, Cl A	12,500	27,417
Guangdong Haid Group, Cl A	162,000	436,572
Heilongjiang Agriculture, Cl A	207,838	340,598
Henan Shuanghui Investment & Development, Cl A	44,200	154,842
Inner Mongolia Yili Industrial Group, Cl A	260,800	830,544
Jiangsu Yanghe Brewery Joint-Stock, Cl A	96,600	1,236,942
Kweichow Moutai, Cl A	86,500	6,020,359
Luzhou Laojiao, Cl A	134,500	1,003,468
MeiHua Holdings Group, Cl A	392,100	327,931
Muyuan Foodstuff, Cl A	71,800	288,280
New Hope Liuhe, Cl A	143,263	173,703
Shanghai Bailian Group, Cl A	34,800	83,413
Shanghai Jahwa United, Cl A	17,500	83,764
Shanxi Xinghuacun Fen Wine Factory, Cl A	89,800	459,497
Shenzhen Agricultural Products, Cl A (A)(B)	28,100	37,097
Tsingtao Brewery, Cl A	7,400	38,313
Wuliangye Yibin, Cl A	186,400	1,530,352
Yonghui Superstores, Cl A	701,500	732,594
Yuan Longping High-tech Agriculture, Cl A	161,193	523,559
		15,758,028

Schedule of Investments (Unaudited) June 30, 2017

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Energy — 2.3%
China Merchants Energy Shipping, Cl A (A)(B)	162,900	$128,071
China Petroleum & Chemical, Cl A	2,708,000	2,368,676
China Shenhua Energy, Cl A (A)(B)	77,300	262,703
Geo-Jade Petroleum, Cl A	48,820	43,639
Guanghui Energy, Cl A	100,100	61,127
Jizhong Energy Resources, Cl A	64,500	58,226
Offshore Oil Engineering, Cl A	19,800	18,225
Oriental Energy, Cl A	30,000	48,278
PetroChina, Cl A	770,800	874,320
Shanxi Lu'an Environmental Energy Development, Cl A	193,000	222,621
Shanxi Xishan Coal & Electricity Power, Cl A	60,800	78,651
Wintime Energy, Cl A	44,000	23,170
Yang Quan Coal Industry Group, Cl A *	607,400	607,445
Yantai Jereh Oilfield Services Group, Cl A	16,600	38,736
		4,833,888
Financials — 26.8%
Agricultural Bank of China, Cl A	4,659,400	2,419,218
Anxin Trust, Cl A	302,900	607,185
AVIC Capital, Cl A	566,300	471,951
Bank of Beijing, Cl A	404,836	547,584
Bank of China, Cl A	3,645,100	1,989,361
Bank of Communications, Cl A	2,696,400	2,450,007
Bank of Guiyang, Cl A	125,300	292,204
Bank of Jiangsu, Cl A	47,800	65,501
Bank of Nanjing, Cl A	90,000	148,816
Bank of Ningbo, Cl A	43,231	123,071
Bank of Shanghai, Cl A	5,000	18,836
Bohai Financial Investment Holding, Cl A	808,200	802,299
Central China Securities, Cl A	60,900	90,369
Changjiang Securities, Cl A	142,300	198,773
China CITIC Bank, Cl A	28,400	26,349
China Construction Bank, Cl A	1,025,900	930,642
China Everbright Bank, Cl A	3,958,200	2,364,586
China Life Insurance, Cl A	285,900	1,137,780
China Merchants Bank, Cl A	1,261,900	4,450,480
China Merchants Securities, Cl A	211,901	538,231
China Minsheng Banking, Cl A	2,502,700	3,034,471
China Pacific Insurance Group, Cl A	528,699	2,641,350
CITIC Securities, Cl A	652,200	1,637,354
Dongxing Securities, Cl A	152,000	386,530
Everbright Securities, Cl A	5,600	12,332
Founder Securities, Cl A	431,600	632,169
GF Securities, Cl A	300,500	764,603
Guosen Securities, Cl A	155,200	303,326

Schedule of Investments (Unaudited) June 30, 2017

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Guotai Junan Securities, Cl A	325,500	$984,734
Guoyuan Securities, Cl A	175,550	316,428
Haitong Securities, Cl A	373,000	817,029
Huaan Securities, Cl A	116,000	172,644
Huatai Securities, Cl A	266,400	703,379
Huaxia Bank, Cl A	1,247,520	1,696,605
Industrial & Commercial Bank of China, Cl A	2,878,500	2,229,091
Industrial Bank, Cl A	1,523,100	3,787,811
Industrial Securities, Cl A	106,900	117,157
New China Life Insurance, Cl A	149,700	1,134,978
Northeast Securities, Cl A	38,000	56,332
Orient Securities, Cl A	312,100	640,358
Pacific Securities, Cl A	1,024,600	607,551
Ping An Bank, Cl A	329,780	456,764
Ping An Insurance Group of China, Cl A	804,900	5,889,976
SDIC Essence Holdings, Cl A	220,300	505,298
Sealand Securities, Cl A	248,600	201,681
Shaanxi International Trust, Cl A	418,700	319,298
Shanghai AJ Group, Cl A *(A)(B)	77,700	176,729
Shanghai Pudong Development Bank, Cl A	1,346,291	2,512,070
Shanxi Securities, Cl A	533,800	754,304
Shenwan Hongyuan Group, Cl A	1,230,060	1,016,054
Sinolink Securities, Cl A	88,600	153,166
SooChow Securities, Cl A	58,600	97,069
Southwest Securities, Cl A	21,900	18,122
Western Securities, Cl A	161,504	338,755
Xishui Strong Year Inner Mongolia, Cl A	115,900	376,104
		55,164,865
Health Care — 7.0%
Beijing SL Pharmaceutical, Cl A	15,700	67,506
Beijing Tiantan Biological Products, Cl A	101,200	579,331
Beijing Tongrentang, Cl A	33,655	173,550
China National Accord Medicines, Cl A	23,800	284,006
China Resources Sanjiu Medical & Pharmaceutical, Cl A	152,160	712,601
Da An Gene of Sun Yat-Sen University, Cl A	38,800	124,707
Dong-E-E-Jiao, Cl A	28,900	306,456
Guangxi Wuzhou Zhongheng Group, Cl A	931,400	555,034
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	91,300	391,084
Guizhou Bailing Group Pharmaceutical, Cl A	56,800	158,013
Hainan Haiyao, Cl A	30,600	59,850
Harbin Gloria Pharmaceuticals, Cl A	33,000	35,436
Harbin Pharmaceutical Group, Cl A	262,300	224,790
Hengkang Medical Group, Cl A *	200,400	355,899
Huadong Medicine, Cl A	70,700	518,296

Schedule of Investments (Unaudited) June 30, 2017

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Hualan Biological Engineering, Cl A	13,900	$74,836
Humanwell Healthcare Group, Cl A	158,300	458,123
Jiangsu Hengrui Medicine, Cl A	143,244	1,068,916
Jiangsu Yuyue Medical Equipment & Supply, Cl A	23,700	82,781
Jilin Aodong Pharmaceutical Group, Cl A	10,920	36,870
Jinyu Bio-Technology, Cl A	95,600	501,584
Joincare Pharmaceutical Group Industry, Cl A	506,423	678,268
Jointown Pharmaceutical Group, Cl A *	176,957	562,754
Kangmei Pharmaceutical, Cl A	321,200	1,030,000
Meinian Onehealth Healthcare Holdings, Cl A	135,200	339,022
Realcan Pharmaceutical, Cl A	273,910	622,202
Searainbow Holding, Cl A *(A)(B)	14,300	57,816
Shanghai Fosun Pharmaceutical Group, Cl A	30,000	137,134
Shanghai Pharmaceuticals Holding, Cl A	195,100	831,107
Shanghai RAAS Blood Products, Cl A (A)(B)	28,260	89,246
Shenzhen Salubris Pharmaceuticals, Cl A	8,196	43,111
Shijiazhuang Yiling Pharmaceutical, Cl A	26,600	68,506
Sichuan Kelun Pharmaceutical, Cl A	59,700	145,475
Tasly Pharmaceutical Group, Cl A	127,700	782,456
Tonghua Dongbao Pharmaceutical, Cl A	172,104	463,040
Tonghua Golden-Horse Pharmaceutical Industry, Cl A *	18,900	44,549
Yifan Pharmaceutical, Cl A	68,600	168,781
Yunnan Baiyao Group, Cl A	59,750	827,131
Zhangzhou Pientzehuang Pharmaceutical, Cl A	46,300	416,867
Zhejiang Huahai Pharmaceutical, Cl A	13,400	41,587
Zhejiang NHU, Cl A	139,634	399,778
		14,518,499
Industrials — 18.1%
AECC Aero-Engine Control, Cl A	91,100	262,973
AECC Aviation Power, Cl A	130,900	527,114
Air China, Cl A	183,800	264,334
Anhui Wanjiang Logistics Group, Cl A *	133,600	82,767
AVIC Aircraft, Cl A	134,400	365,563
AVIC Aviation High-Technology, Cl A *	611,200	873,594
AVIC Electromechanical Systems, Cl A (A)(B)	112,500	177,557
AVIC Helicopter, Cl A	34,300	231,568
Beijing New Building Materials, Cl A	35,300	82,477
Beijing Orient Landscape & Environment, Cl A	192,050	473,645
Beijing SPC Environment Protection Tech, Cl A	54,200	150,460
Changyuan Group, Cl A	12,000	24,055
China Aerospace Times Electronics, Cl A *	376,600	488,283
China Avionics Systems, Cl A	35,500	90,956
China Baoan Group, Cl A	34,020	40,596
China CAMC Engineering, Cl A	19,320	59,076

Schedule of Investments (Unaudited) June 30, 2017

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China Communications Construction, Cl A	132,700	$311,026
China CSSC Holdings, Cl A	18,100	61,059
China Eastern Airlines, Cl A	416,700	417,960
China Gezhouba Group, Cl A	177,800	294,782
China High-Speed Railway Technology, Cl A	43,900	47,141
China International Marine Containers Group, Cl A	85,500	227,386
China Meheco, Cl A	127,762	489,037
China National Chemical Engineering, Cl A	123,400	127,231
China Nuclear Engineering, Cl A	30,000	52,968
China Railway Construction, Cl A	809,600	1,436,609
China Railway Group, Cl A	1,258,100	1,608,928
China Railway Hi-tech Industry, Cl A	20,400	43,000
China Shipbuilding Industry, Cl A (A)(B)	815,500	767,445
China Southern Airlines, Cl A	398,600	511,516
China Spacesat, Cl A	142,100	583,533
China State Construction Engineering, Cl A	2,010,200	2,870,232
China XD Electric, Cl A	709,800	582,121
CMST Development, Cl A	83,400	97,307
COSCO Shipping Development, Cl A *	1,337,500	710,229
COSCO Shipping Energy Transportation, Cl A	60,700	59,361
COSCO Shipping Holdings, Cl A *(A)(B)	635,002	517,031
CRRC, Cl A	1,307,700	1,952,050
CSSC Offshore and Marine Engineering Group, Cl A	49,500	199,913
Dalian Port PDA, Cl A	82,800	36,151
Daqin Railway, Cl A	1,226,400	1,517,737
Dongfang Electric, Cl A	81,900	115,732
Eternal Asia Supply Chain Management, Cl A	83,200	105,910
Fangda Carbon New Material, Cl A	220,700	462,918
Guangshen Railway, Cl A	101,600	67,738
Guoxuan High-Tech, Cl A	22,600	105,174
Hainan Airlines Holding, Cl A	402,000	190,934
Han's Laser Technology Industry Group, Cl A	61,400	313,725
Henan Pinggao Electric, Cl A	45,600	92,417
Inner Mongolia First Machinery Group, Cl A	59,400	119,422
Jiangsu Zhongnan Construction Group, Cl A	254,600	244,855
Jiangsu Zhongtian Technology, Cl A	192,600	342,331
Jiangxi Special Electric Motor, Cl A	20,300	26,111
Jihua Group, Cl A	196,500	254,773
Luxshare Precision Industry, Cl A	156,950	676,926
Metallurgical Corp of China, Cl A	950,600	702,486
Minmetals Development, Cl A	78,000	142,780
NARI Technology, Cl A	420,800	1,095,526
Ningbo Zhoushan Port, Cl A	152,200	126,843
North Industries Group Red Arrow, Cl A *	11,100	20,630
North Navigation Control Technology, Cl A	96,200	203,057

Schedule of Investments (Unaudited) June 30, 2017

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Power Construction Corp of China, Cl A	717,200	$837,853
Qingdao Hanhe Cable, Cl A	81,800	44,161
Sany Heavy Industry, Cl A	1,124,600	1,348,624
Shandong Qixing Iron Tower, Cl A *	18,100	104,790
Shanghai Construction Group, Cl A	1,238,348	697,764
Shanghai Electric Group, Cl A (A)(B)	413,400	469,530
Shanghai Environment Group, Cl A *	69,800	274,795
Shanghai International Airport, Cl A	94,337	519,170
Shanghai International Port Group, Cl A	725,200	678,187
Shanghai Mechanical and Electrical Industry, Cl A	144,600	450,895
Shanghai Tunnel Engineering, Cl A	109,200	162,684
Shanghai Waigaoqiao Free Trade Zone Group, Cl A	24,700	67,475
Shenzhen Feima International Supply Chain, Cl A	66,800	169,180
Shenzhen Yan Tian Port Holding, Cl A	28,900	44,803
Sinochem International, Cl A	139,100	196,150
Sinotrans Air Transportation Development, Cl A	76,500	213,606
Spring Airlines, Cl A	9,900	49,109
Suzhou Gold Mantis Construction Decoration, Cl A	54,300	87,944
Taihai Manoir Nuclear Equipment, Cl A	18,100	125,241
TangShan Port Group, Cl A	59,000	45,428
TBEA, Cl A	249,985	380,905
Tian Di Science & Technology, Cl A	315,500	213,606
TianGuang ZhongMao, Cl A (A)(B)	35,700	49,131
Tianjin Port, Cl A	35,800	65,955
Tianjin Tianhai Investment, Cl A *	82,900	69,578
Tus-Sound Environmental Resources, Cl A	50,400	261,088
Weichai Power, Cl A	396,400	771,809
XCMG Construction Machinery, Cl A	1,024,500	566,690
Xiamen C & D, Cl A *	315,700	602,109
Xinjiang Goldwind Science & Technology, Cl A	280,817	640,790
XJ Electric, Cl A	159,600	422,806
Yingkou Port Liability, Cl A	627,000	317,223
Zhejiang Chint Electrics, Cl A	52,700	156,168
Zhejiang Wanliyang, Cl A	194,700	457,205
Zhengzhou Yutong Bus, Cl A	4,273	13,847
Zhongshan Broad Ocean Motor, Cl A	37,600	36,494
Zoomlion Heavy Industry Science and Technology, Cl A	1,031,700	683,285
		37,423,137
Information Technology — 8.2%
Addsino, Cl A	66,000	101,733
Aisino, Cl A	101,392	308,685
AVIC Jonhon OptronicTechnology, Cl A	73,020	335,938
Beijing Shiji Information Technology, Cl A	16,400	54,985
Beijing Xinwei Technology Group, Cl A (A)(B)	23,600	55,906

Schedule of Investments (Unaudited) June 30, 2017

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
BOE Technology Group, Cl A	2,822,400	$1,731,866
China Greatwall Technology Group, Cl A *	318,300	423,023
China Security & Fire, Cl A (A)(B)	7,500	15,941
Dalian Zeus Entertainment Group, Cl A	206,380	654,498
Datang Telecom Technology, Cl A *	11,900	22,415
Dawning Information Industry, Cl A	8,200	34,036
DHC Software, Cl A	114,800	368,979
Digital China Group, Cl A *(A)(B)	33,700	131,330
Digital China Information Service, Cl A	11,000	27,096
Dongxu Optoelectronic Technology, Cl A	217,000	359,133
Fiberhome Telecommunication Technologies, Cl A	73,500	274,832
Fujian Newland Computer, Cl A	253,400	848,093
GCL System Integration Technology, Cl A *	28,400	19,228
Glodon, Cl A	45,800	127,007
GoerTek, Cl A	272,500	774,954
GRG Banking Equipment, Cl A	82,418	101,024
Guangzhou Haige Communications Group, Cl A	213,700	338,541
Hangzhou Hikvision Digital Technology, Cl A	494,000	2,353,595
Hangzhou Liaison Interactive Information Technology, Cl A	30,100	48,306
Hengtong Optic-electric, Cl A	173,300	717,024
Holitech Technology, Cl A	147,800	215,394
Hundsun Technologies, Cl A	50,900	350,470
Hytera Communications, Cl A	133,500	316,840
Iflytek, Cl A	79,600	468,477
Inspur Electronic Information Industry, Cl A	19,100	48,796
Jiangsu Protruly Vision Technology Group, Cl A *	57,200	108,081
Kingnet Network, Cl A	33,500	173,887
Konfoong Materials International, Cl A *	350	985
LONGi Green Energy Technology, Cl A	149,000	375,824
Neusoft, Cl A	158,400	363,319
People.cn, Cl A	36,965	71,809
Sanan Optoelectronics, Cl A	291,845	848,049
Shanghai 2345 Network Holding Group, Cl A	278,940	294,184
Shenzhen Kingdom Sci-Tech, Cl A *	11,000	28,524
Shenzhen O-film Tech, Cl A	84,000	225,132
Suzhou Victory Precision Manufacture, Cl A (A)(B)	34,800	43,375
Tatwah Smartech, Cl A *	21,200	50,502
Tianjin Zhonghuan Semiconductor, Cl A (A)(B)	9,600	12,801
Tianma Microelectronics, Cl A	107,133	325,057
Tongding Interconnection Information, Cl A	49,600	98,329
Tsinghua Tongfang, Cl A (A)(B)	121,500	273,126
Tsinghua Unisplendour, Cl A	41,000	369,632
Venustech Group, Cl A	43,000	117,973
Westone Information Industry, Cl A	11,780	29,227
Yonyou Network Technology, Cl A	130,300	329,041

Schedule of Investments (Unaudited) June 30, 2017

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Youzu Interactive, Cl A	81,900	$383,678
Zhejiang Dahua Technology, Cl A	64,250	216,173
ZTE, Cl A	142,740	499,838
		16,866,691
Materials — 9.1%
Aluminum Corp of China, Cl A *	1,068,000	712,052
Angang Steel, Cl A	560,100	467,611
Anhui Conch Cement, Cl A	399,000	1,337,749
Baoshan Iron & Steel, Cl A	905,200	895,920
BBMG, Cl A	175,800	167,774
Beijing Oriental Yuhong Waterproof Technology, Cl A	19,100	104,523
Beijing Shougang, Cl A *	498,100	513,566
CEFC Anhui International Holding, Cl A	227,500	229,866
China Hainan Rubber Industry Group, Cl A	317,800	266,259
China Jushi, Cl A	84,540	136,920
China Molybdenum, Cl A	955,500	713,154
China Nonferrous Metal Industry's Foreign Engineering and Construction, Cl A	15,100	15,613
China Northern Rare Earth Group High-Tech, Cl A	75,800	126,678
Do-Fluoride Chemicals, Cl A	15,000	48,654
GEM, Cl A	357,420	318,960
Hesteel, Cl A	218,000	134,733
Hongda Xingye, Cl A	225,400	260,326
Huapont Life Sciences, Cl A	46,100	53,243
Hubei Biocause Pharmaceutical, Cl A	18,500	22,049
Inner Mongolia BaoTou Steel Union, Cl A *	505,680	163,351
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	350,100	252,524
Jiangsu Bicon Pharmaceutical Listed, Cl A	13,000	55,455
Jiangxi Copper, Cl A	193,600	481,466
Jiangxi Ganfeng Lithium, Cl A	7,700	52,530
Jinduicheng Molybdenum, Cl A	45,300	47,909
Kangde Xin Composite Material Group, Cl A	68,295	226,861
Kingenta Ecological Engineering Group, Cl A	21,000	23,325
Kingfa Sci & Tech, Cl A	10,100	8,983
Lomon Billions Group, Cl A	247,700	598,470
Luxin Venture Capital Group, Cl A	23,300	58,529
Maanshan Iron & Steel, Cl A *	2,075,600	1,083,800
Qinghai Salt Lake Industry, Cl A	12,400	19,114
Shandong Gold Mining, Cl A	66,700	284,627
Shandong Iron and Steel, Cl A *	703,170	213,663
Shandong Nanshan Aluminum, Cl A	236,700	118,359
Shanxi Taigang Stainless Steel, Cl A	176,700	113,378
Shenwu Energy Saving, Cl A *	25,900	145,097

Schedule of Investments (Unaudited) June 30, 2017

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	319,200	$527,331
Sichuan Hebang Biotechnology, Cl A	439,800	330,199
Sinopec Shanghai Petrochemical, Cl A *	593,300	578,466
Tangshan Jidong Cement, Cl A	66,900	151,868
Tianqi Lithium Industries, Cl A	44,100	353,542
Tongling Nonferrous Metals Group, Cl A *	935,100	391,723
Wanhua Chemical Group, Cl A	281,300	1,188,352
Western Mining, Cl A	467,339	530,104
Xiamen Tungsten, Cl A	24,700	78,295
Xinjiang Zhongtai Chemical, Cl A	295,800	554,121
Xinxing Ductile Iron Pipes, Cl A	37,000	36,566
Yunnan Aluminium, Cl A	139,600	148,671
Yunnan Chihong Zinc & Germanium, Cl A	251,800	243,276
Yunnan Tin, Cl A	282,600	567,326
Zhejiang Huayou Cobalt, Cl A *	46,400	415,988
Zhejiang Juhua, Cl A	256,400	454,973
Zhejiang Longsheng Group, Cl A	21,100	29,660
Zhongjin Gold, Cl A	108,700	160,817
Zijin Mining Group, Cl A	2,932,900	1,483,863
		18,698,232
Real Estate — 5.2%
Beijing Capital Development, Cl A	15,000	25,312
Beijing Urban Construction Investment & Development, Cl A	15,000	32,170
China Fortune Land Development, Cl A	165,616	820,324
China Merchants Shekou Industrial Zone Holdings, Cl A	356,182	1,122,214
China Vanke, Cl A	583,900	2,150,599
Chongqing Dima Industry, Cl A	456,200	370,774
COFCO Property Group, Cl A	59,000	65,531
Financial Street Holdings, Cl A	190,000	328,461
Future Land Holdings, Cl A	189,400	517,955
Gemdale, Cl A	503,600	852,023
Guangzhou Yuetai Group, Cl A	136,300	145,558
Kunwu Jiuding Investment Holdings, Cl A	52,500	270,728
Oceanwide Holdings, Cl A	14,400	18,543
Poly Real Estate Group, Cl A	860,600	1,265,607
RiseSun Real Estate Development, Cl A	315,900	459,906
Shanghai Jinqiao Export Processing Zone Development, Cl A	96,100	256,853
Shanghai Lujiazui Finance & Trade Zone Development, Cl A	14,100	49,166
Shanghai SMI Holding, Cl A	58,825	91,194
Shanghai Zhangjiang High-Tech Park Development, Cl A	18,100	45,066
Shenzhen World Union Properties Consultancy, Cl A	57,900	68,494
Suning Universal, Cl A	289,600	250,322
Sunshine City Group, Cl A	38,100	32,708
Tahoe Group, Cl A	104,100	256,123

Schedule of Investments (Unaudited) June 30, 2017

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Xinhu Zhongbao, Cl A	356,900	$236,898
Youngor Group, Cl A	12,200	18,211
Zhejiang China Commodities City Group, Cl A	771,800	824,225
Zhonghong Holding, Cl A	262,200	101,330
Zhongtian Financial Group, Cl A	59,300	60,791
		10,737,086
Telecommunication Services — 0.4%
China United Network Communications, Cl A (A)(B)	411,200	494,932
Dr Peng Telecom & Media Group, Cl A	97,558	255,425
		750,357
Utilities — 3.8%
Beijing Capital, Cl A	236,200	229,249
Chengdu Xingrong Environment, Cl A	409,000	339,049
China National Nuclear Power, Cl A	906,700	1,044,521
China Yangtze Power, Cl A	921,083	2,089,572
Datang International Power Generation, Cl A	209,500	139,677
GD Power Development, Cl A (A)(B)	345,500	184,994
Guangdong Golden Dragon Development, Cl A	19,100	46,120
Huadian Power International, Cl A	13,700	9,760
Huaneng Power International, Cl A	52,700	57,057
Hubei Energy Group, Cl A	435,500	322,474
Inner Mongolia MengDian HuaNeng Thermal Power, Cl A	125,000	55,498
Jointo Energy Investment Hebei, Cl A	32,200	58,278
Kaidi Ecological and Environmental Technology, Cl A *	174,800	131,496
SDIC Power Holdings, Cl A	456,700	532,182
Shanghai Dazhong Public Utilities Group, Cl A	244,200	196,311
Shanghai Electric Power, Cl A	92,100	164,244
Shenergy, Cl A	1,339,800	1,245,039
Shenzhen Energy Group, Cl A	42,000	41,693
Sichuan Chuantou Energy, Cl A	124,600	180,481
Zhejiang Zheneng Electric Power, Cl A	951,500	766,309
		7,834,004
TOTAL COMMON STOCK
(Cost $192,693,125)		204,965,967

TOTAL INVESTMENTS — 99.4% (Cost $192,693,125)†		204,965,967
OTHER ASSETS LESS LIABILITIES — 0.60%		1,301,707
NET ASSETS — 100%		$206,267,674

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Schedule of Investments (Unaudited) June 30, 2017

KraneShares Bosera MSCI China A Share ETF

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2017 was $4,094,945 and represents 2.0% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of June 30, 2017 was $4,094,945 and represents 2.0% of Net Assets.

Cl — Class

The following is a list of the level of inputs used as of June 30, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Consumer Discretionary	$22,230,996	$—	$150,184	$22,381,180
Consumer Staples	15,720,931	—	37,097	15,758,028
Energy	4,443,114	—	390,774	4,833,888
Financials	54,988,136	—	176,729	55,164,865
Health Care	14,371,437	—	147,062	14,518,499
Industrials	35,442,443	—	1,980,694	37,423,137
Information Technology	16,334,212	—	532,479	16,866,691
Materials	18,698,232	—	—	18,698,232
Real Estate	10,737,086	—	—	10,737,086
Telecommunication Services	255,425	—	494,932	750,357
Utilities	7,649,010	—	184,994	7,834,004
Total Common Stock	200,871,022	—	4,094,945	204,965,967
Total Investments in Securities	$200,871,022	$—	$4,094,945	$204,965,967

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2017	$554,490
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	17,326
Purchases	—
Sales	—
Transfer into Level 3	3,835,591
Transfer out of Level 3	(312,462)
Ending balance as of June 30, 2017	$4,094,945

† At June 30, 2017, the tax basis cost of the Fund’s investments was $192,693,125, and the unrealized appreciation and depreciation were $14,144,479 and $(1,871,637), respectively.

For the period ended June 30, 2017, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2017, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2017, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Schedule of Investments (Unaudited) June 30, 2017

KraneShares Bosera MSCI China A Share ETF

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-003-0700

Schedule of Investments (Unaudited) June 30, 2017

KraneShares Zacks New China ETF

	Shares	Value
COMMON STOCK — 98.9%‡
CHINA — 87.2%
Consumer Discretionary — 17.6%
China Lodging Group ADR *	1,800	$145,224
China Maple Leaf Educational Systems	52,000	42,498
Goodbaby International Holdings	61,000	25,317
Huangshan Tourism Development, Cl A	13,950	35,186
Huayu Automotive Systems, Cl A	30,800	110,125
Nexteer Automotive Group	66,000	103,484
SAIC Motor, Cl A	32,000	146,559
Shanghai Jin Jiang International Hotels Group, Cl H	168,000	52,511
		660,904
Consumer Staples — 11.5%
Angel Yeast, Cl A	29,244	111,593
China Agri-Industries Holdings	217,712	90,360
Inner Mongolia Yili Industrial Group, Cl A	41,800	133,116
Want Want China Holdings	146,452	98,867
		433,936
Financials — 7.5%
China Pacific Insurance Group, Cl A	25,500	127,396
Ping An Insurance Group of China, Cl A	21,400	156,598
		283,994
Health Care — 10.0%
China Animal Healthcare *(A)(B)	4,000	—
China Biologic Products *	600	67,860
Harbin Pharmaceutical Group, Cl A	58,800	50,392
Jiangsu Hengrui Medicine, Cl A	20,550	153,348
Sinopharm Group, Cl H	22,880	103,461
		375,061
Industrials — 4.7%
Weichai Power, Cl H	118,736	104,036
Zhengzhou Yutong Bus, Cl A	22,740	73,693
		177,729
Information Technology — 31.2%
AAC Technologies Holdings	13,500	168,784
Changyou.com ADR *	1,400	54,264
ChinaCache International Holdings ADR *	4,400	5,104
Hanergy Thin Film Power Group *(A)(B)	65,064	83
Hollysys Automation Technologies	1,620	26,908
Kingsoft	29,000	75,598
NetEase ADR	537	161,438
Shengyi Technology, Cl A	55,500	101,021

Schedule of Investments (Unaudited) June 30, 2017

KraneShares Zacks New China ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Sohu.com *	1,467	$66,103
Sunny Optical Technology Group	24,075	215,879
Tencent Holdings	4,942	176,752
TravelSky Technology, Cl H	41,000	120,797
		1,172,731
Materials — 0.5%
BBMG, Cl H	35,674	18,005
China Lumena New Materials *(A)(B)	28,720	—
China Shanshui Cement Group (A)(B)	10,672	14
Tianhe Chemicals Group *(A)(B)	40,000	—
		18,019
Utilities — 4.2%
Beijing Jingneng Clean Energy, Cl H	209,632	61,764
Beijing Jingneng Power, Cl A	91,900	58,153
Yunnan Wenshan Electric Power, Cl A	25,951	37,245
		157,162
TOTAL CHINA		3,279,536

HONG KONG — 5.4%
Consumer Discretionary — 1.9%
Skyworth Digital Holdings	111,806	69,463

Information Technology — 3.5%
ASM Pacific Technology	8,400	113,521
Digital China Holdings	26,000	20,017
		133,538
TOTAL HONG KONG		203,001

SINGAPORE — 4.6%
Information Technology — 4.6%
IGG	81,000	124,928
Kulicke & Soffa Industries *	2,500	47,550
TOTAL SINGAPORE		172,478

Schedule of Investments (Unaudited) June 30, 2017

KraneShares Zacks New China ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 1.7%
Information Technology — 1.7%
Flex *	4,000	$65,240
TOTAL UNITED STATES		65,240

TOTAL COMMON STOCK
(Cost $2,628,288)		3,720,255

TOTAL INVESTMENTS — 98.9%
(Cost $2,628,288)†		3,720,255
OTHER ASSETS LESS LIABILITIES — 1.10%		39,746
NET ASSETS — 100%		$3,760,001

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2017 was $97 and represents 0.0% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of June 30, 2017 was $97 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the level of inputs used as of June 30, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Consumer Discretionary	$660,904	$—	$—	$660,904
Consumer Staples	433,936	—	—	433,936
Financials	283,994	—	—	283,994
Health Care	375,061	—	—	375,061
Industrials	177,729	—	—	177,729
Information Technology	1,172,648	—	83	1,172,731
Materials	18,005	—	14	18,019
Utilities	157,162	—	—	157,162
Hong Kong	203,001	—	—	203,001
Singapore	172,478	—	—	172,478
United States	65,240	—	—	65,240
Total Common Stock	3,720,158	—	97	3,720,255
Total Investments in Securities	$3,720,158	$—	$97	$3,720,255

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Schedule of Investments (Unaudited) June 30, 2017

KraneShares Zacks New China ETF

† At June 30, 2017, the tax basis cost of the Fund’s investments was $2,628,288, and the unrealized appreciation and depreciation were $1,224,529 and $(132,562), respectively.

For the period ended June 30, 2017, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2017, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2017, there have been no transfers between Level 1 and Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-001-0800

Schedule of Investments (Unaudited) June 30, 2017

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.8%‡
CHINA — 95.0%
Consumer Discretionary — 22.2%
500.com ADR, Cl A *	269,243	$2,932,056
Cogobuy Group *	2,228,818	1,170,590
Ctrip.com International ADR *	579,569	31,215,586
JD.com ADR *	977,940	38,354,807
Jumei International Holding ADR *	885,143	1,885,355
TAL Education Group ADR	180,207	22,041,118
Tuniu ADR *	333,329	2,676,632
Vipshop Holdings ADR *	1,709,969	18,040,173
		118,316,317
Industrials — 1.8%
51job ADR *	216,426	9,680,735

Information Technology — 71.0%
21Vianet Group ADR *	490,509	2,462,355
58.com ADR *	514,455	22,692,610
Alibaba Group Holding ADR *	374,084	52,708,436
Autohome ADR *	480,116	21,778,062
Baidu ADR *	231,443	41,395,895
Baozun ADR *	205,403	4,553,785
Bitauto Holdings ADR *	314,084	9,029,915
Boyaa Interactive International	3,424,000	1,473,735
Changyou.com ADR *	178,859	6,932,575
Cheetah Mobile ADR *	529,234	5,705,142
Fang Holdings ADR *	2,600,089	9,646,330
HC International	4,661,900	3,362,155
Kingsoft	8,082,000	21,068,309
Momo ADR *	562,915	20,805,338
NetEase ADR	70,977	21,337,816
SINA *	250,058	21,247,428
Sohu.com *	276,628	12,464,858
Tencent Holdings	1,645,800	58,862,525
Tian Ge Interactive Holdings	6,857,000	4,883,772
Weibo ADR *	287,752	19,126,862
Yirendai ADR *	106,192	2,654,800
YY ADR *	251,334	14,584,912
		378,777,615
TOTAL CHINA		506,774,667

Schedule of Investments (Unaudited) June 30, 2017

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 4.8%
Consumer Discretionary — 3.7%
Alibaba Pictures Group *	117,710,000	$19,602,124
Information Technology — 1.1%
NetDragon Websoft Holdings	2,287,252	5,962,451
TOTAL HONG KONG		25,564,575

TOTAL COMMON STOCK
(Cost $484,266,528)		532,339,242

TOTAL INVESTMENTS — 99.8%
(Cost $484,266,528)†		532,339,242
OTHER ASSETS LESS LIABILITIES — 0.20%		949,345
NET ASSETS — 100%		$533,288,587

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of June 30, 2017, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

† At June 30, 2017, the tax basis cost of the Fund’s investments was $484,266,528, and the unrealized appreciation and depreciation were $73,461,802 and $(25,389,088), respectively.

For the period ended June 30, 2017, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2017, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-002-0800

Schedule of Investments (Unaudited) June 30, 2017

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A)	Value
COMMERCIAL PAPER — 87.8%
CHINA — 87.8%
Financials — 30.8%
AVIC International Leasing Ltd.
5.100%, 03/05/2018	5,000,000	$737,813
Guangdong Hengjian Investment Holding Ltd.
4.780%, 03/12/2018	3,000,000	442,715
Haidian State-owned Assets
2.780%, 09/06/2017	7,000,000	1,028,489
Ping An International Financial Leasing Ltd.
4.950%, 02/11/2018	3,000,000	442,981
Shandong State-owned Assets
2.780%, 07/15/2017	3,000,000	442,263
		3,094,261
Industrials — 7.3%
Beijing Capital Airport
3.200%, 11/17/2017	5,000,000	733,785

Materials — 10.2%
Aluminum Corporation of China Ltd.
4.350%, 08/22/2017	3,000,000	442,250
HeSteel Group
4.750%, 04/19/2018	2,000,000	294,309
Shougang Group
4.300%, 11/14/2017	2,000,000	294,316
		1,030,875
Utilities — 39.5%
Beijing Jingneng Power Ltd.
4.600%, 04/26/2018	3,000,000	441,794
China Datang
4.050%, 11/18/2017	3,000,000	441,982
China Guodian
3.600%, 08/14/2017	3,000,000	442,285
GD Power Development
3.750%, 10/20/2017	5,000,000	736,292
3.690%, 09/15/2017	3,000,000	441,925
Huaneng Lancang River Hydropower
4.340%, 11/06/2017	5,000,000	736,648
State Grid Corporation of China
3.510%, 08/30/2017	2,000,000	294,727
State Power Investment
4.100%, 10/20/2017	3,000,000	442,119
		3,977,772
TOTAL COMMERCIAL PAPER
(Cost $8,750,620)		8,836,693

Schedule of Investments (Unaudited) June 30, 2017

KraneShares E Fund China Commercial Paper ETF

	Shares	Value
SHORT-TERM INVESTMENTS(B)(C) — 9.8%
China Universal Express Income Money Market Fund, 3.518%	363	$54
E Fund Money Market Fund, 4.334%*	3,326,733	490,729
Fortune SGAM Xianjin Tianyi Money Market Fund, 3.570%	3,323,099	490,193
Xianjinbao Real-Time Redemption Money Market Fund, 3.518%	3,286	485
TOTAL SHORT-TERM INVESTMENTS
(Cost $954,948)		981,461

TOTAL INVESTMENTS — 97.6%
(Cost $9,705,568)†		9,818,154
OTHER ASSETS LESS LIABILITIES — 2.40%		240,837
NET ASSETS — 100%		$10,058,991

* Affiliated investment is a Chinese investment company which is managed by E Fund Management (Hong Kong) Co., Limited (the “Sub-Adviser”) or an affiliate of the Sub-Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended June 30, 2017 are as follows:

Change in
Value of			Unrealized		Value of	Balance of
Shares Held	Purchases	Proceeds	Appreciation	Realized	Shares Held	Shares Held	Dividend
as of 3/31/17	at Cost	from Sales	(Depreciation)	Gain (Loss)	as of 6/30/17	as of 6/30/17	Income
E Fund Money Market Fund
$482,743	$-	$-	$7,986	$-	$490,729	3,326,733	$-

(A) In CNY unless otherwise indicated.

(B) Class is not available.

(C) The rate shown is the 7-day effective yield as of June 30, 2017.

CNY — Chinese Yuan

Ltd. — Limited

As of June 30, 2017, all of the Fund's investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

† At June 30, 2017, the tax basis cost of the Fund’s investments was $9,705,568, and the unrealized appreciation and depreciation were $125,448 and $(12,862), respectively.

For the period ended June 30, 2017, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2017, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-004-0600

Schedule of Investments (Unaudited) June 30, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — 80.0%‡
BRAZIL — 4.2%
Consumer Discretionary — 0.4%
Lojas Renner	1,210	$10,043

Consumer Staples — 1.1%
Ambev	2,850	15,819
BRF	900	10,626
		26,445
Energy — 0.6%
Petroleo Brasileiro *	1,298	5,199
Ultrapar Participacoes	427	10,091
		15,290
Financials — 0.8%
BB Seguridade Participacoes	910	7,861
BM&FBovespa - Bolsa de Valores Mercadorias e Futuros	1,720	10,180
		18,041
Information Technology — 0.3%
Cielo	811	6,047

Materials — 0.7%
Vale	2,000	17,517

Telecommunication Services — 0.3%
TIM Participacoes	2,193	6,520
TOTAL BRAZIL		99,903

CHILE — 1.0%
Energy — 0.2%
Empresas COPEC	456	4,984

Financials — 0.1%
Banco Santander Chile	56,610	3,600

Utilities — 0.7%
Enel Americas	45,128	8,553
Enel Generacion Chile	9,353	7,052
		15,605
TOTAL CHILE		24,189

CHINA — 22.1%
Consumer Discretionary — 1.3%
BYD, Cl H	3,475	21,322

Schedule of Investments (Unaudited) June 30, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ctrip.com International ADR *	188	$10,126
Shanghai Jinjiang International Hotels Development	200	429
		31,877
Consumer Staples — 0.2%
Hengan International Group	560	4,132

Energy — 1.8%
China Petroleum & Chemical, Cl H	16,500	12,872
China Shenhua Energy, Cl H	4,701	10,466
CNOOC	9,826	10,762
PetroChina, Cl H	11,984	7,338
		41,438
Financials — 6.3%
Agricultural Bank of China, Cl H	26,397	12,478
Bank of China, Cl H	48,396	23,744
China CITIC Bank, Cl H	21,858	13,384
China Construction Bank, Cl H	57,296	44,404
China Life Insurance, Cl H	7,483	22,862
New China Life Insurance, Cl H	1,445	7,348
PICC Property & Casualty, Cl H	2,340	3,909
Ping An Insurance Group of China, Cl H	3,000	19,772
		147,901
Health Care — 0.2%
China Medical System Holdings	3,340	5,776

Industrials — 1.5%
Anhui Expressway, Cl H	15,512	11,624
China Communications Construction, Cl H	14,690	18,931
CITIC	3,780	5,685
		36,240
Information Technology — 8.4%
Alibaba Group Holding ADR *	378	53,260
Baidu ADR *	173	30,943
Hanergy Thin Film Power Group *(A)(B)	4,364	6
NetEase ADR	78	23,449
Tencent Holdings	2,558	91,488
		199,146
Real Estate — 0.6%
China Overseas Land & Investment	2,839	8,310

Schedule of Investments (Unaudited) June 30, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
China Resources Land	2,214	$6,452
		14,762
Telecommunication Services — 1.3%
China Mobile	2,972	31,542

Utilities — 0.5%
ENN Energy Holdings	882	5,321
Huaneng Power International, Cl H	9,077	6,302
		11,623
TOTAL CHINA		524,437

COLOMBIA — 1.2%
Energy — 0.3%
Ecopetrol	14,710	6,645

Financials — 0.5%
Bancolombia	507	5,241
Financiera Colombiana	195	1,704
Grupo de Inversiones Suramericana	377	4,886
		11,831
Materials — 0.4%
Cementos Argos	1,089	4,221
Grupo Argos	940	6,381
		10,602
TOTAL COLOMBIA		29,078
CZECH REPUBLIC — 0.6%
Financials — 0.2%
Komercni banka as	130	5,201

Utilities — 0.4%
CEZ	461	8,013
TOTAL CZECH REPUBLIC		13,214

EGYPT — 1.9%
Financials — 1.2%
Commercial International Bank Egypt SAE	4,326	19,090
Egyptian Financial Group-Hermes Holding	6,108	8,232
		27,322

Schedule of Investments (Unaudited) June 30, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.2%
ElSewedy Electric	1,111	$5,759

Real Estate — 0.2%
Talaat Moustafa Group	11,045	4,809

Telecommunication Services — 0.3%
Global Telecom Holding SAE *	19,879	7,614
TOTAL EGYPT		45,504

HONG KONG — 1.1%
Consumer Discretionary — 0.2%
Haier Electronics Group	2,056	5,346

Consumer Staples — 0.0%
Qinqin Foodstuffs Group Cayman *	112	34

Financials — 0.9%
China Cinda Asset Management, Cl H	13,504	5,034
Industrial & Commercial Bank of China, Cl H	19,441	13,124
People's Insurance Group of China, Cl H	6,452	2,711
		20,869
TOTAL HONG KONG		26,249

HUNGARY — 0.3%
Financials — 0.3%
OTP Bank	210	7,013
TOTAL HUNGARY		7,013

INDIA — 15.1%
Consumer Discretionary — 1.3%
Tata Motors ADR	900	29,709

Financials — 8.2%
HDFC Bank ADR	1,500	130,455
ICICI Bank ADR	7,169	64,303
		194,758
Health Care — 0.9%
Dr Reddy's Laboratories ADR	512	21,576

Information Technology — 3.4%
Infosys ADR	4,045	60,756
Wipro ADR	3,924	20,405
		81,161

Schedule of Investments (Unaudited) June 30, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.3%
Vedanta ADR	1,908	$29,612
TOTAL INDIA		356,816

INDONESIA — 6.5%
Consumer Discretionary — 1.1%
Astra International	38,102	25,516

Consumer Staples — 0.7%
Indofood Sukses Makmur	12,428	8,019
Unilever Indonesia	2,784	10,194
		18,213
Financials — 2.7%
Bank Central Asia	12,820	17,459
Bank Mandiri Persero	12,722	12,171
Bank Negara Indonesia Persero	20,176	9,991
Bank Rakyat Indonesia Persero	20,841	23,847
		63,468
Industrials — 0.6%
United Tractors	7,104	14,632

Materials — 0.4%
Semen Indonesia Persero	12,163	9,126

Telecommunication Services — 1.0%
Telekomunikasi Indonesia Persero	67,448	22,875
TOTAL INDONESIA		153,830

MALAYSIA — 1.4%
Consumer Discretionary — 0.2%
Genting	1,603	3,514

Industrials — 0.4%
Gamuda	7,674	9,833

Materials — 0.3%
Petronas Chemicals Group	4,820	7,972

Utilities — 0.5%
Petronas Gas	1,305	5,636
Tenaga Nasional	1,817	5,985
		11,621
TOTAL MALAYSIA		32,940

Schedule of Investments (Unaudited) June 30, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 4.6%
Consumer Discretionary — 0.4%
Grupo Televisa	1,774	$8,679

Consumer Staples — 1.0%
Fomento Economico Mexicano	1,336	13,193
Grupo Bimbo, Ser A	1,430	3,614
Wal-Mart de Mexico	3,372	7,840
		24,647
Financials — 0.7%
Gentera	4,178	6,288
Grupo Financiero Banorte, Cl O	1,536	9,772
		16,060
Industrials — 0.5%
Grupo Aeroportuario del Sureste, Cl B	374	7,910
Promotora y Operadora de Infraestructura	412	4,935
		12,845
Materials — 1.0%
Cemex *	12,627	11,915
Grupo Mexico	3,992	11,246
		23,161
Real Estate — 0.3%
Fibra Uno Administracion†	3,433	6,513

Telecommunication Services — 0.7%
America Movil	19,782	15,913
TOTAL MEXICO		107,818

PAKISTAN — 1.4%
Energy — 1.0%
Oil & Gas Development	10,465	14,044
Pakistan Petroleum	7,376	10,423
		24,467
Materials — 0.4%
Fauji Fertilizer	11,972	9,437
TOTAL PAKISTAN		33,904

Schedule of Investments (Unaudited) June 30, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
PERU — 1.0%
Financials — 0.8%
Credicorp	105	$18,836

Materials — 0.2%
Cia de Minas Buenaventura ADR	502	5,773
TOTAL PERU		24,609

PHILIPPINES — 1.5%
Consumer Staples — 0.2%
Universal Robina	1,150	3,713

Financials — 0.2%
Ayala	315	5,306

Industrials — 0.7%
International Container Terminal Services	3,777	7,320
SM Investments	510	8,116
		15,436
Real Estate — 0.3%
Ayala Land	9,000	7,090

Telecommunication Services — 0.1%
Globe Telecom	80	3,247
TOTAL PHILIPPINES		34,792

POLAND — 1.6%
Energy — 0.6%
Polski Koncern Naftowy ORLEN	466	14,062

Financials — 1.0%
Bank Pekao	130	4,375
Powszechna Kasa Oszczednosci Bank Polski	698	6,486
Powszechny Zaklad Ubezpieczen	1,098	13,203
		24,064
TOTAL POLAND		38,126

Schedule of Investments (Unaudited) June 30, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 5.3%
Consumer Staples — 0.6%
Magnit GDR	463	$15,742

Energy — 3.0%
Gazprom	9,824	19,640
Lukoil	569	27,577
Novatek OAO	130	1,416
Rosneft	1,064	5,798
Tatneft	2,482	15,729
		70,160
Financials — 1.2%
Sberbank of Russia	9,698	23,823
VTB Bank	4,583,252	4,949
		28,772
Materials — 0.5%
MMC Norilsk Nickel	88	11,979
TOTAL RUSSIA		126,653

SOUTH AFRICA — 1.5%
Consumer Discretionary — 0.7%
Naspers, Cl N	77	14,956
Steinhoff International Holdings	506	2,590
		17,546
Financials — 0.5%
Remgro	634	10,329

Information Technology — 0.3%
Sasol	244	6,825
TOTAL SOUTH AFRICA		34,700

TAIWAN — 2.3%
Energy — 0.2%
Formosa Petrochemical	1,447	4,995

Information Technology — 0.9%
Taiwan Semiconductor Manufacturing	3,163	21,679

Materials — 1.2%
Formosa Chemicals & Fibre	2,556	8,024
Formosa Plastics	3,312	10,093

Schedule of Investments (Unaudited) June 30, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Nan Ya Plastics	4,403	$10,928
		29,045
TOTAL TAIWAN		55,719
THAILAND — 1.9%
Consumer Staples — 0.3%
CP ALL	4,096	7,566

Energy — 0.7%
PTT	865	9,422
Thai Oil	3,342	7,772
		17,194
Health Care — 0.2%
Bumrungrad Hospital	824	4,160

Industrials — 0.3%
Airports of Thailand	4,700	6,537

Telecommunication Services — 0.4%
Advanced Info Service	1,805	9,432
TOTAL THAILAND		44,889
TURKEY — 2.8%
Consumer Discretionary — 0.3%
Arcelik	986	7,294

Consumer Staples — 0.4%
BIM Birlesik Magazalar	496	9,188

Energy — 0.6%
Tupras Turkiye Petrol Rafinerileri	505	14,508

Financials — 0.8%
Akbank	2,892	8,046
Turkiye Garanti Bankasi	3,481	9,674
		17,720
Industrials — 0.4%
KOC Holding	2,195	10,082

Telecommunication Services — 0.3%
Turkcell Iletisim Hizmetleri	2,250	7,397
TOTAL TURKEY		66,189

Schedule of Investments (Unaudited) June 30, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
UNITED ARAB EMIRATES — 0.7%
Financials — 0.2%
Abu Dhabi Commercial Bank	1,164	$2,222
First Abu Dhabi Bank	670	1,914
		4,136
Real Estate — 0.5%
Emaar Properties	5,130	10,866

Telecommunication Services — 0.0%
Emirates Telecommunications Group	186	876
TOTAL UNITED ARAB EMIRATES		15,878
TOTAL COMMON STOCK
(Cost $1,773,686)		1,896,450

OTHER INVESTMENT COMPANY — 14.7%
KraneShares Bosera MSCI China A Share ETF **	11,342	348,086
TOTAL OTHER INVESTMENT COMPANY
(Cost $426,974)		348,086

PREFERRED STOCK — 2.6%
BRAZIL — 2.6%
Energy — 0.5%
Petroleo Brasileiro*	3,200	12,005
Financials — 1.8%
Banco Bradesco	1,742	14,804
Itau Unibanco Holding	1,672	18,545
Itausa - Investimentos Itau	3,391	9,232
		42,581
Telecommunication Services — 0.3%
Telefonica Brasil	500	6,772
TOTAL BRAZIL		61,358
TOTAL PREFERRED STOCK
(Cost $58,952)		61,358

TOTAL INVESTMENTS — 97.3%
(Cost $2,259,612)††		2,305,894
OTHER ASSETS LESS LIABILITIES — 2.70%		62,921
NET ASSETS — 100%		$2,368,815

Schedule of Investments (Unaudited) June 30, 2017

KraneShares FTSE Emerging Markets Plus ETF

** Affiliated investment is a registered investment company which is managed by Krane Fund Advisors, LLC (the “Adviser”). Transactions with affiliated companies during the period ended June 30, 2017 are as follows:

Change in
Value of			Unrealized		Value of	Balance of
Shares Held	Purchases	Proceeds	Appreciation	Realized	Shares Held	Shares Held	Dividend
as of 3/31/17	at Cost	from Sales	(Depreciation)	Gain (Loss)	as of 6/30/17	as of 6/30/17	Income
KraneShares Bosera MSCI China A Share ETF
$325,969	$-	$-	$22,117	$-	$348,086	11,342	$-

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2017 was $6 and represents 0.0% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of June 30, 2017 was $6 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

Ser — Series

Schedule of Investments (Unaudited) June 30, 2017

KraneShares FTSE Emerging Markets Plus ETF

The following is a list of the level of inputs used as of June 30, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Brazil	$99,903	$—	$—	$99,903
Chile	24,189	—	—	24,189
China
Consumer Discretionary	31,877	—	—	31,877
Consumer Staples	4,132	—	—	4,132
Energy	41,438	—	—	41,438
Financials	147,901	—	—	147,901
Health Care	5,776	—	—	5,776
Industrials	36,240	—	—	36,240
Information Technology	199,140	—	6	199,146
Real Estate	14,762	—	—	14,762
Telecommunication Services	31,542	—	—	31,542
Utilities	11,623	—	—	11,623
Colombia	29,078	—	—	29,078
Czech Republic	13,214	—	—	13,214
Egypt	45,504	—	—	45,504
Hong Kong	26,249	—	—	26,249
Hungary	7,013	—	—	7,013
India	356,816	—	—	356,816
Indonesia	153,830	—	—	153,830
Malaysia	32,940	—	—	32,940
Mexico	107,818	—	—	107,818
Pakistan	33,904	—	—	33,904
Peru	24,609	—	—	24,609
Philippines	34,792	—	—	34,792
Poland	38,126	—	—	38,126
Russia	126,653	—	—	126,653
South Africa	34,700	—	—	34,700
Taiwan	55,719	—	—	55,719
Thailand	44,889	—	—	44,889
Turkey	66,189	—	—	66,189
United Arab Emirates	15,878	—	—	15,878
Total Common Stock	1,896,444	—	6	1,896,450
Other Investment Company	348,086	—	—	348,086
Preferred Stock	61,358	—	—	61,358
Total Investments in Securities	$2,305,888	$—	$6	$2,305,894

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

†† At June 30, 2017, the tax basis cost of the Fund’s investments was $2,259,612, and the unrealized appreciation and depreciation were $296,883 and $(250,601), respectively.

For the period ended June 30, 2017, there have been no transfers between Level 1 and Level 2 investments.

Schedule of Investments (Unaudited) June 30, 2017

KraneShares FTSE Emerging Markets Plus ETF

For the period ended June 30, 2017, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2017, there have been no transfers between Level 1 and Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-005-0500

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By:	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer

Date: August 28, 2017

By:	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: August 28, 2017